Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Condensed Statements of Operations (Unaudited)
Revenues	$ 936	$ 0	$ 1,873	$ 70,520	$ 94,626	$ 48,513
Cost of goods sold	0	0	0	25,277	41,872	24,037
Gross Profit	936	0	1,873	45,243	52,754	24,476
Operating expenses
Related party	212,864	153,564	678,146	302,961	648,831	871,760
General and administrative, other	1,312,004	400,239	1,965,708	769,005	1,976,471	418,066
Total Operating Expenses	1,524,868	553,803	2,643,854	1,071,966	2,625,302	1,289,826
Other expenses
Loss from operations	(1,523,932)	(553,803)	(2,641,981)	(1,026,723)	(2,572,548)	(1,265,350)
Interest expense	2,078	(342)	48,135	0	20,989	1,494
Interest income		0	0	259
Total Other Expenses	2,078	(342)	48,135	259	20,989	1,494
Loss before income taxes	(1,526,010)	(554,145)	(2,690,116)	(1,026,464)	(2,593,537)	(1,266,844)
Provision for income taxes	0	0	0	0	0	0
Net Loss	$ (1,526,010)	$ (554,145)	$ (2,690,116)	$ (1,026,464)	$ (2,593,537)	$ (1,266,844)
Loss per share, basic and fully diluted	$ 0	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.01)
Weighted average shares outstanding Basic and diluted	376,366,281	292,301,898	338,298,054	293,846,505	294,491,512	206,980,736